Schedule of Investments(a)
September 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–74.02%
Alternative Carriers–1.58%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(b)(c)	$14,487,000	$17,692,249
Application Software–16.43%
Alteryx, Inc., Conv., 1.00%, 08/01/2026(b)	4,260,000	4,105,804
Atlassian, Inc., Conv., 0.63%, 05/01/2023	11,000,000	18,084,825
Coupa Software, Inc., Conv., 0.13%, 06/15/2025(b)	10,050,000	11,017,312
DocuSign, Inc., Conv., 0.50%, 09/15/2023(b)	11,950,000	13,470,559
Envestnet, Inc., Conv., 1.75%, 06/01/2023	9,113,000	9,864,823
Guidewire Software, Inc., Conv., 1.25%, 03/15/2025	5,500,000	6,325,357
HubSpot, Inc., Conv., 0.25%, 06/01/2022	2,500,000	4,192,131
NICE Systems, Inc. (Israel), Conv., 1.25%, 01/15/2024	9,000,000	16,097,321
Pluralsight, Inc., Conv., 0.38%, 03/01/2024(b)	9,096,000	7,822,253
Q2 Holdings, Inc., Conv., 0.75%, 06/01/2026(b)	7,200,000	7,983,360
RealPage, Inc., Conv., 1.50%, 11/15/2022	8,320,000	13,166,400
RingCentral, Inc., Conv., 0.00%, 03/15/2023(d)	10,836,000	17,524,963
Splunk, Inc., Conv., 0.50%, 09/15/2023	12,500,000	13,493,310
Verint Systems, Inc., Conv., 1.50%, 06/01/2021	6,600,000	6,668,944
Workday, Inc., Conv., 0.25%, 10/01/2022	13,500,000	17,764,383
Zendesk, Inc., Conv., 0.25%, 03/15/2023	12,500,000	16,568,601
		184,150,346
Asset Management & Custody Banks–0.86%
Ares Capital Corp., Conv., 4.63%, 03/01/2024	9,100,000	9,616,425
Biotechnology–5.41%
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	8,500,000	8,774,856
Exact Sciences Corp., Conv., 0.38%, 03/15/2027	14,600,000	15,823,480
Insmed, Inc., Conv., 1.75%, 01/15/2025	6,000,000	5,031,195
Ionis Pharmaceuticals, Inc., Conv., 1.00%, 11/15/2021	5,000,000	5,714,850
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	11,000,000	15,088,818
Principal Amount		Value
Biotechnology–(continued)
Repligen Corp., Conv., 0.38%, 07/15/2024	$7,119,000	$7,074,506
Sarepta Therapeutics, Inc., Conv., 1.50%, 11/15/2024	2,400,000	3,176,773
		60,684,478
Broadcasting–1.77%
Liberty Media Corp.,
Conv., 2.25%, 12/01/2021(b)(c)	11,925,000	13,652,554
Liberty Formula One, Conv., 1.00%, 01/30/2023	4,900,000	6,148,663
		19,801,217
Cable & Satellite–1.19%
DISH Network Corp., Conv., 3.38%, 08/15/2026	9,600,000	8,819,575
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024(b)	4,525,000	4,530,129
		13,349,704
Casinos & Gaming–0.41%
Caesars Entertainment Corp., Conv., 5.00%, 10/01/2024	2,700,000	4,592,141
Communications Equipment–1.73%
Lumentum Holdings, Inc., Conv., 0.25%, 03/15/2024	4,100,000	4,766,295
Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	12,123,000	14,636,098
		19,402,393
Construction Machinery & Heavy Trucks–0.17%
Meritor, Inc., Conv., 3.25%, 10/15/2025(c)	1,948,000	1,911,093
Data Processing & Outsourced Services–2.77%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(b)(c)	12,495,000	14,658,197
Square, Inc., Conv., 0.50%, 05/15/2023	14,721,000	16,423,116
		31,081,313
Education Services–0.69%
Chegg, Inc., Conv., 0.13%, 03/15/2025(b)	8,450,000	7,748,211
Electric Utilities–1.45%
NextEra Energy, Inc., Conv. Investment Units, 4.87%, 09/01/2022	325,000	16,295,500
Electronic Components–0.46%
II-VI, Inc., Conv., 0.25%, 09/01/2022	5,000,000	5,173,270

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Gas Utilities–0.65%
South Jersey Industries Inc, Conv. Investment Units, 7.25%, 04/15/2021	$140,600	$7,264,802
Health Care Equipment–5.05%
CONMED Corp., Conv., 2.63%, 02/01/2024(b)	5,242,000	6,513,707
DexCom, Inc., Conv., 0.75%, 12/01/2023(b)	10,800,000	12,686,998
Insulet Corp.,
Conv., 1.38%, 11/15/2024	6,890,000	12,692,774
0.38%, 09/01/2026(b)	5,150,000	5,247,379
NuVasive, Inc., Conv., 2.25%, 03/15/2021	7,000,000	8,295,000
Wright Medical Group, Inc., Conv., 1.63%, 06/15/2023	11,690,000	11,175,553
		56,611,411
Health Care Technology–1.46%
Tabula Rasa HealthCare, Inc., Conv., 1.75%, 02/15/2026(b)	5,640,000	6,121,928
Teladoc Health, Inc., Conv., 1.38%, 05/15/2025	6,875,000	10,206,835
		16,328,763
Homefurnishing Retail–0.87%
RH, Conv., 0.00%, 06/15/2023(d)	9,000,000	9,762,212
Independent Power Producers & Energy Traders–0.43%
NRG Energy, Inc., Conv., 2.75%, 09/01/2025(c)	4,276,000	4,816,300
Industrial Machinery–1.37%
Fortive Corp., Conv., 0.88%, 02/15/2022(b)	15,504,000	15,378,030
Interactive Home Entertainment–0.53%
Zynga, Inc., Conv., 0.25%, 06/01/2024(b)	6,000,000	5,987,257
Interactive Media & Services–3.52%
IAC FinanceCo, Inc., Conv., 0.88%, 10/01/2022(b)	9,000,000	13,750,950
Snap, Inc., Conv., 0.75%, 08/01/2026(b)	7,793,000	8,021,510
Twitter, Inc.,
Conv., 1.00%, 09/15/2021	8,805,000	8,689,435
0.25%, 06/15/2024	8,500,000	9,017,422
		39,479,317
Internet & Direct Marketing Retail–4.22%
Booking Holdings, Inc.,
Conv., 0.35%, 06/15/2020	5,000,000	7,489,045
0.90%, 09/15/2021	6,000,000	6,972,099
Ctrip.com International, Ltd. (China), Conv., 1.99%, 07/01/2020(c)	7,750,000	7,853,408
Principal Amount		Value
Internet & Direct Marketing Retail–(continued)
Etsy, Inc., Conv., 0.13%, 10/01/2026(b)	$2,750,000	$2,716,285
IAC Financeco 2, Inc., Conv., 0.88%, 06/15/2026(b)	7,432,000	7,772,584
MercadoLibre, Inc. (Argentina), Conv., 2.00%, 08/15/2028	6,350,000	9,353,431
Wayfair, Inc., Conv., 0.38%, 09/01/2022	4,200,000	5,200,125
		47,356,977
Internet Services & Infrastructure–2.99%
Akamai Technologies, Inc., Conv., 0.13%, 05/01/2025	12,600,000	14,485,249
Okta, Inc., Conv., 0.13%, 09/01/2025(b)	12,525,000	11,387,208
Twilio, Inc., Conv., 0.25%, 06/01/2023	4,550,000	7,604,278
		33,476,735
IT Consulting & Other Services–0.48%
KBR, Inc., Conv., 2.50%, 11/01/2023(b)	4,630,000	5,373,995
Life Sciences Tools & Services–1.17%
Illumina, Inc., Conv., 0.00%, 08/15/2023(d)	11,840,000	13,157,200
Multi-line Insurance–1.61%
AXA S.A. (France), Conv., 7.25%, 05/15/2021(b)	16,841,000	18,005,637
Oil & Gas Storage & Transportation–0.54%
Cheniere Energy, Inc., Conv., 4.25%, 03/15/2045	7,832,000	6,079,590
Pharmaceuticals–1.05%
Horizon Pharma Investment Ltd., Conv., 2.50%, 03/15/2022	7,500,000	8,757,650
Jazz Investments I Ltd., Conv., 1.88%, 08/15/2021	3,000,000	3,013,423
		11,771,073
Semiconductors–7.43%
Advanced Micro Devices, Inc., Conv., 2.13%, 09/01/2026	1,000,000	3,728,626
Cree, Inc., Conv., 0.88%, 09/01/2023	8,700,000	9,570,318
Inphi Corp., Conv., 0.75%, 09/01/2021	9,200,000	11,440,005
Intel Corp., Conv., 3.25%, 08/01/2039	2,308,000	5,868,044
Microchip Technology, Inc.,
Conv., 1.63%, 02/15/2025	2,482,000	4,707,639
1.63%, 02/15/2027	10,375,000	13,381,817
NXP Semiconductors N.V. (Netherlands), Conv., 1.00%, 12/01/2019	14,294,000	15,590,233
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Semiconductors–(continued)
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	$7,700,000	$9,007,187
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	7,688,000	10,028,744
		83,322,613
Specialty Chemicals–0.71%
International Flavors & Fragrances, Inc., Conv. Amortizing Notes, 6.00%, 09/15/2021	168,932	7,946,561
Systems Software–4.42%
Palo Alto Networks, Inc., Conv., 0.75%, 07/01/2023	11,100,000	11,727,615
Proofpoint, Inc., Conv., 0.25%, 08/15/2024(b)	10,853,000	11,777,028
Rapid7, Inc., Conv., 1.25%, 08/01/2023	2,740,000	3,564,791
ServiceNow, Inc., Conv., 0.00%, 06/01/2022(d)	11,700,000	22,422,669
		49,492,103
Technology Hardware, Storage & Peripherals–0.60%
Western Digital Corp., Conv., 1.50%, 02/01/2024	7,000,000	6,737,500
Total U.S. Dollar Denominated Bonds & Notes (Cost $738,091,043)		829,846,416
Shares
Preferred Stocks–22.59%
Diversified Banks–5.07%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	19,300	28,934,753
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	18,300	27,861,567
		56,796,320
Electric Utilities–2.34%
American Electric Power Co., Inc., 6.13%, Conv. Pfd.	227,488	12,530,039
Southern Co. (The), 6.75%, Conv. Pfd.	257,073	13,755,976
		26,286,015
Health Care Equipment–2.81%
Becton, Dickinson and Co., 6.13%, Series A, Conv. Pfd.	190,100	11,769,091
Danaher Corp., 4.75%, Series A, Conv. Pfd.	17,300	19,722,865
		31,491,956
Shares		Value
Industrial Machinery–1.90%
Rexnord Corp., 5.75%, Series A, Conv. Pfd.	133,500	$7,315,800
Stanley Black & Decker, Inc., 5.38%, Series C, Conv. Investment Units	139,100	13,976,768
		21,292,568
Life Sciences Tools & Services–1.05%
Avantor, Inc., 6.25%, Series A, Conv. Pfd.	220,012	11,812,444
Multi-line Insurance–1.30%
Assurant, Inc., 6.50%, Series D, Conv. Pfd.	116,100	14,514,822
Multi-Utilities–3.72%
CenterPoint Energy, Inc., 7.00%, Series B, Conv. Pfd.	267,342	13,971,293
Dominion Energy, Inc., 7.25%, Series A, Conv. Pfd.(e)	134,805	14,255,629
Sempra Energy, 6.00%, Series A, Conv. Pfd.	114,400	13,522,080
		41,749,002
Semiconductors–1.57%
Broadcom, Inc., 8.00%, Series A, Conv. Pfd.	17,140	17,575,113
Specialized REITs–1.60%
Crown Castle International Corp., 6.88%, Series A, Conv. Pfd.	14,204	17,927,863
Water Utilities–1.23%
Aqua America, Inc., 6.00%, Conv. Pfd.	228,300	13,834,980
Total Preferred Stocks (Cost $222,153,158)		253,281,083
Money Market Funds–3.19%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(f)	12,514,887	12,514,887
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(f)	8,939,006	8,941,687
Invesco Treasury Portfolio, Institutional Class, 1.79%(f)	14,302,728	14,302,728
Total Money Market Funds (Cost $35,758,528)		35,759,302
TOTAL INVESTMENTS IN SECURITIES–99.80% (Cost $996,002,729)		1,118,886,801
OTHER ASSETS LESS LIABILITIES—0.20%		2,259,131
NET ASSETS–100.00%		$1,121,145,932
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $233,421,124, which represented 20.82% of the Fund’s Net Assets.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Each corporate unit consists of purchase contract for issuer’s common stock & 1/40th undivided beneficial ownership interest in the issuer’s Series A, 1.50% Subordinated notes due 2020.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$829,846,416	$—	$829,846,416
Preferred Stocks	253,281,083	—	—	253,281,083
Money Market Funds	35,759,302	—	—	35,759,302
Total Investments	$289,040,385	$829,846,416	$—	$1,118,886,801
Invesco Convertible Securities Fund